Fair value measurements - Additional Information (Details) - Fair Value Recurring Basis - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets measured at fair value	$ 100,298,000	$ 0
Liabilities measured at fair value	$ 0	$ 0